UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-8416

Touchstone Variable Series Trust

 (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

 (Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments Touchstone Baron Small Cap Growth Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.6%

Consumer Discretionary — 34.5%
Ameristar Casinos, Inc.	2,379	$44,321
Blue Nile, Inc.†*	2,000	65,960
Choice Hotels International, Inc.	14,500	541,430
DeVry, Inc.	16,500	558,855
Dick's Sporting Goods, Inc.	18,900	908,712
HomeAway, Inc.†*	1,348	34,199
LKQ Corp.*	16,000	498,720
Lumber Liquidators Holdings, Inc.†*	5,000	125,550
Morningstar, Inc.	6,500	409,825
Panera Bread Co. - Class A*	1,880	302,530
Peet's Coffee & Tea, Inc.†*	9,000	663,300
Penn National Gaming, Inc.*	10,000	429,800
Ralph Lauren Corp.	4,500	784,485
Strayer Education, Inc.†	3,500	329,980
Under Armour, Inc. - Class A*	5,800	545,200
Vail Resorts, Inc.	11,500	497,375
Wynn Resorts Ltd.	1,359	169,712
		6,909,954

Financials — 15.9%
Alexander's, Inc. REIT	900	354,492
Alexandria Real Estate Equities, Inc. REIT	2,500	182,825
Arch Capital Group Ltd.*	28,000	1,042,720
Cohen & Steers, Inc.†	7,423	236,794
Douglas Emmett, Inc. REIT	16,000	364,960
Eaton Vance Corp.	8,000	228,640
Financial Engines, Inc.*	1,490	33,316
Green Dot Corp. - Class A*	1,140	30,233
Jefferies Group, Inc.†	5,500	103,620
LaSalle Hotel Properties REIT	3,500	98,490
Manning & Napier, Inc.	11,335	166,624
Primerica, Inc.	13,000	327,730
		3,170,444

Industrials — 14.6%
Aecom Technology Corp.*	5,500	123,035
Air Lease Corp.*	2,922	70,333
Colfax Corp.*	6,900	243,156
Copart, Inc.*	15,000	391,050
CoStar Group, Inc.*	5,700	393,585
Generac Holdings, Inc.*	14,100	346,155
Genesee & Wyoming, Inc. - Class A*	12,000	654,960
Middleby Corp.*	3,000	303,540
Tetra Tech, Inc.*	8,200	216,152
Valmont Industries, Inc.	1,500	176,115
		2,918,081

Health Care — 7.9%
AMERIGROUP Corp.*	10,500	706,440
athenahealth, Inc.†*	1,200	88,944
CFR Pharmaceuticals SA 144a ADR	4,172	104,268
Community Health Systems, Inc.*	12,205	271,439
Edwards Lifesciences Corp*	2,600	189,098
Gen-Probe, Inc.*	2,200	146,102
IDEXX Laboratories, Inc.*	800	69,960
		1,576,251

Information Technology — 7.9%
Advent Software, Inc.*	7,500	192,000
Booz Allen-Hamilton Holding Corp.	12,607	214,697
Cymer, Inc.*	1,197	59,849
MAXIMUS, Inc.	6,000	244,020
Pegasystems, Inc.	7,000	267,120
RealPage, Inc.*	8,500	162,945
SS&C Technologies Holdings, Inc.*	12,215	284,976
Synchronoss Technologies, Inc.*	3,500	111,720
WebMD Health Corp.*	1,374	35,147
		1,572,474

Energy — 6.7%
CARBO Ceramics, Inc.†	3,800	400,710
Denbury Resources, Inc.*	5,000	91,150
SEACOR Holdings, Inc.*	2,500	239,450
SM Energy Co.	5,200	368,004
Targa Resources Corp.	5,500	249,975
		1,349,289

Consumer Staples — 5.2%
Church & Dwight Co., Inc.	7,500	368,925
TreeHouse Foods, Inc.*	6,000	357,000
United Natural Foods, Inc.*	6,600	307,956
		1,033,881

Utilities — 3.8%
ITC Holdings Corp.	10,000	769,400

Telecommunication Services — 1.9%
SBA Communications Corp. - Class A*	7,513	381,736

Materials — 0.2%
Intrepid Potash, Inc.*	1,500	36,495
Total Common Stocks		$19,718,005

Investment Funds — 11.5%
Invesco Liquid Assets Portfolio**	2,036,002	2,036,002
Touchstone Institutional Money Market Fund^	269,378	269,378
Total Investment Funds		$2,305,380

Total Investment Securities —110.1%
(Cost $12,850,534)		$22,023,385

Liabilities in Excess of Other Assets — (10.1%)		(2,016,717)

Net Assets — 100.0%		$20,006,668

†	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $2,017,263.

*	Non-income producing security.

**	Represents collateral for securities loaned.

1

Touchstone Baron Small Cap Growth Fund (Continued)

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $104,268 or 0.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$19,718,005	$—	$—	$19,718,005
Investment Funds	2,305,380	—	—	2,305,380
				$22,023,385

See accompanying Notes to Portfolio of Investments.

2

Portfolio of Investments
Touchstone Core Bond Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9%

	Financials — 8.6%
$92,000	Ally Financial, Inc., 5.500%, 2/15/17	$92,109
225,000	American Express Credit Corp. MTN, 2.375%, 3/24/17	225,346
250,000	Bank of America Corp. MTN, 5.000%, 5/13/21	250,386
200,000	Brandywine Operating Partnership LP, 5.400%, 11/1/14	212,684
290,000	Caterpillar Financial Services Corp. MTN, 5.450%, 4/15/18	343,999
120,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	120,300
10,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	10,025
170,000	Citigroup, Inc., 5.500%, 4/11/13	176,417
250,000	Credit Suisse New York MTN, 4.375%, 8/5/20	259,851
85,000	EDP Finance BV, 144a, 6.000%, 2/2/18	75,122
100,000	Ford Motor Credit Co. LLC, 5.875%, 8/2/21	107,859
360,000	General Electric Capital Corp., 5.500%, 1/8/20	408,334
200,000	Goldman Sachs Group, Inc., 7.500%, 2/15/19	228,507
305,000	Health Care REIT, Inc., 6.125%, 4/15/20	336,619
260,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	264,839
300,000	JPMorgan Chase & Co., 4.250%, 10/15/20	307,160
16,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(A)	21,400
40,000	MetLife, Inc., 10.750%, 8/1/39	54,900
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	250,871
68,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	71,060
43,000	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	45,580
26,000	PHH Corp., 9.250%, 3/1/16	26,422
55,000	SLM Corp. MTN, 6.000%, 1/25/17	56,650
245,000	Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39	303,415
275,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16	302,680
		4,552,535

	Energy — 6.7%
70,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	74,550
18,000	Basic Energy Services, Inc., 7.125%, 4/15/16	18,270
217,000	Basic Energy Services, Inc., 7.750%, 2/15/19	222,425
30,000	Bill Barrett Corp., 7.000%, 10/15/22	28,950
112,000	Chesapeake Energy Corp., 6.625%, 8/15/20	113,960
10,000	Chesapeake Energy Corp., 7.250%, 12/15/18	10,675
30,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	31,275
32,000	Coffeyville Resources LLC / Coffeyville Finance, Inc., 144a, 10.875%, 4/1/17	36,000
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,425
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,450
50,000	Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	52,625
51,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	52,211
100,000	Denbury Resources, Inc., 8.250%, 2/15/20	111,750
205,000	El Paso Natural Gas Co., 5.950%, 4/15/17	226,270
300,000	Enterprise Products Operating LLC, 3.200%, 2/1/16	315,657
100,000	Enterprise Products Operating LLC, 7.000%, 6/1/67(A)	100,000
37,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	35,612
53,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	54,060
29,000	Genesis Energy LP/Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	29,435
45,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	47,138
22,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/1/18	21,450
58,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	62,495
87,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	89,610
116,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	121,510
85,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	85,897
14,000	Newfield Exploration Co., 6.875%, 2/1/20	14,665
134,000	NGPL PipeCo LLC, 144a, 6.514%, 12/15/12	129,308
195,000	NuStar Logistics LP, 6.050%, 3/15/13	202,503
66,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	68,574
82,000	Peabody Energy Corp., 144a, 6.000%, 11/15/18	80,360
38,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	38,950
250,000	Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	269,185
220,000	Phillips 66, 144a, 4.300%, 4/1/22	223,784

3

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Energy — (Continued)
$44,000	Pioneer Drilling Co., 9.875%, 3/15/18	$46,640
17,000	Pioneer Drilling Co., 144a, 9.875%, 3/15/18	18,020
140,000	Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37	163,675
100,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.875%, 12/1/18	105,750
28,000	Sabine Pass LNG LP, 7.250%, 11/30/13	29,540
7,000	Sabine Pass LNG LP, 7.500%, 11/30/16	7,508
101,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	108,070
50,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 6.375%, 8/1/22	50,750
		3,519,982

	Consumer Discretionary — 6.1%
40,000	ACE Hardware Corp., 144a, 9.125%, 6/1/16	42,100
19,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	21,185
34,000	AutoNation, Inc., 5.500%, 2/1/20	34,510
37,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	39,220
15,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	16,200
100,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	107,375
5,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	5,481
295,000	Comcast Corp., 5.700%, 7/1/19	346,526
24,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	25,800
50,000	CSC Holdings LLC, 8.625%, 2/15/19	57,500
195,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 144a, 2.400%, 3/15/17	193,270
18,000	DISH DBS Corp., 7.875%, 9/1/19	20,700
40,000	Entravision Communications Corp., 8.750%, 8/1/17	42,350
100,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	106,938
19,000	Exide Technologies, 8.625%, 2/1/18†	15,912
68,000	Goodyear Tire & Rubber Co., 8.750%, 8/15/20	73,780
290,000	Home Depot, Inc., 5.950%, 4/1/41	355,934
18,000	Insight Communications Co., Inc., 144a, 9.375%, 7/15/18	20,565
18,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	15,660
55,000	Libbey Glass, Inc., 10.000%, 2/15/15	58,781
38,000	Ltd. Brands, Inc., 5.625%, 2/15/22	38,332
76,000	Meritage Homes Corp., 7.150%, 4/15/20	78,280
275,000	News America, Inc., 6.900%, 3/1/19	334,411
6,000	Pulte Group, Inc., 6.375%, 5/15/33	4,830
80,000	Service Corp. International/US, 8.000%, 11/15/21	92,400
54,000	ServiceMaster Co./TN, 144a, 8.000%, 2/15/20	57,510
61,000	Simmons Bedding Co., 144a, 11.250%, 7/15/15	63,059
40,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	38,600
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,900
31,000	Tenneco, Inc., 7.750%, 8/15/18	33,480
300,000	Time Warner Cable, Inc., 4.125%, 2/15/21	311,666
19,000	Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/18	21,042
24,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	26,040
225,000	Viacom, Inc., 6.250%, 4/30/16	262,483
110,000	Visteon Corp., 6.750%, 4/15/19	111,650
100,000	Wyndham Worldwide Corp., 7.375%, 3/1/20	120,291
		3,206,761

	Industrials — 3.7%
23,000	Accuride Corp., 9.500%, 8/1/18	24,150
11,676	American Airlines Pass Through Trust 2009-1A, 10.375%, 7/2/19	12,698
39,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	41,730
7,000	Aviation Capital Group Corp., 144a, 6.750%, 4/6/21	6,789
265,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	302,559
10,000	BWAY Holding Co, 10.000%, 6/15/18	10,975
16,000	Calcipar SA, 144a, 6.875%, 5/1/18	16,240
100,000	Case New Holland, Inc., 7.875%, 12/1/17	116,250
102,000	Cenveo Corp., 8.875%, 2/1/18	96,900
32,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.250%, 6/15/21	32,320
8,460	Continental Airlines 2003-ERJ1 Pass Through Trust, Ser RJO3, 7.875%, 7/2/18	8,481
84,476	Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 1/2/23	88,911
33,000	Dynacast International LLC / Dynacast Finance, Inc., 144a, 9.250%, 7/15/19	34,485
100,000	Gibraltar Industries, Inc., Ser B, 8.000%, 12/1/15	102,500
23,000	Griffon Corp., 7.125%, 4/1/18	23,776

4

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Industrials — (Continued)
$25,000	Iron Mountain, Inc., 8.000%, 6/15/20	$26,375
25,000	JM Huber Corp., 144a, 9.875%, 11/1/19	26,000
27,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	25,380
31,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	26,582
22,000	Navios South American Logistics, Inc. / Navios Logistics Finance US Inc., 9.250%, 4/15/19	19,250
230,000	Norfolk Southern Corp., 5.750%, 4/1/18	271,748
190,000	Republic Services, Inc., 3.800%, 5/15/18	204,009
4,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	3,880
10,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	9,675
18,000	Stena AB, 7.000%, 12/1/16	17,190
50,000	TransDigm, Inc., 7.750%, 12/15/18	54,125
65,000	Tutor Perini Corp., 7.625%, 11/1/18	65,650
29,000	United Rentals North America, Inc., 9.250%, 12/15/19	31,972
225,000	Xstrata Canada Financial Corp., 144a, 3.600%, 1/15/17	232,250
		1,932,850

	Telecommunication Services — 2.7%
225,000	AT&T, Inc., 6.550%, 2/15/39	273,816
66,000	CenturyLink, Inc., 6.450%, 6/15/21	67,750
49,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	49,245
65,000	CommScope, Inc., 144a, 8.250%, 1/15/19	69,225
30,000	Frontier Communications Corp., 8.125%, 10/1/18	31,725
57,000	Frontier Communications Corp., 8.500%, 4/15/20	59,992
75,000	GCI, Inc., 8.625%, 11/15/19	81,656
28,000	Intelsat Jackson Holdings SA, 7.250%, 4/1/19	29,435
14,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	14,735
68,000	NII Capital Corp., 7.625%, 4/1/21	66,470
19,000	NII Capital Corp., 8.875%, 12/15/19	19,902
11,000	PAETEC Holding Corp., 8.875%, 6/30/17	11,935
12,000	Sprint Capital Corp., 6.875%, 11/15/28	9,180
31,000	Sprint Nextel Corp., 8.375%, 8/15/17	29,915
66,000	Sprint Nextel Corp., 144a, 9.000%, 11/15/18	72,435
7,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	7,648
275,000	Verizon Communications, Inc., 6.250%, 4/1/37	326,252
50,000	West Corp., 8.625%, 10/1/18	54,875
67,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	65,995
83,000	Windstream Corp., 7.875%, 11/1/17	91,508
		1,433,694

	Utilities — 2.7%
45,000	AES Corp. (The), 8.000%, 10/15/17	50,681
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	32,025
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	27,188
215,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	244,090
155,000	CMS Energy Corp., 8.750%, 6/15/19	189,041
160,000	Enel Finance International NV, 144a, 6.250%, 9/15/17	170,100
50,000	Intergen NV, 144a, 9.000%, 6/30/17	52,625
145,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66(A)	147,900
265,000	PPL Energy Supply LLC, 6.500%, 5/1/18	306,246
195,000	Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13	197,925
		1,417,821

	Materials — 2.6%
50,000	AK Steel Corp., 7.625%, 5/15/20	48,250
36,000	Aleris International, Inc., 7.625%, 2/15/18	37,665
275,000	ArcelorMittal, 5.500%, 3/1/21	269,906
225,000	Barrick Gold Corp., 144a, 3.850%, 4/1/22	223,749
37,000	Cascades, Inc., 7.750%, 12/15/17	37,000
67,000	Cascades, Inc., 7.875%, 1/15/20	66,162
70,000	FMG Resources August 2006 Pty Ltd., 144a, 6.875%, 4/1/22	68,250
85,000	JMC Steel Group, 144a, 8.250%, 3/15/18	88,400
30,000	Koppers, Inc., 7.875%, 12/1/19	32,025
63,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	64,181
16,000	Lyondell Chemical Co., 8.000%, 11/1/17	17,960
66,000	LyondellBasell Industries N.V., 144a, 6.000%, 11/15/21	69,300
10,000	Novelis, Inc./GA, 8.375%, 12/15/17	10,850
9,000	PolyOne Corp., 7.375%, 9/15/20	9,540
100,000	Steel Dynamics, Inc., 7.750%, 4/15/16	103,750
137,000	Teck Resources Ltd., 10.750%, 5/15/19	170,179
43,000	Tembec Industries, Inc., 11.250%, 12/15/18	45,580
7,000	Tembec Industries, Inc., 144a, 11.250%, 12/15/18	7,420
12,000	Texas Industries, Inc., 9.250%, 8/15/20	11,520
12,000	Vulcan Materials Co., 7.500%, 6/15/21	13,290
		1,394,977

5

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 37.9% (Continued)

	Consumer Staples — 2.0%
$190,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39	$288,215
31,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	32,860
28,000	Central Garden and Pet Co., 8.250%, 3/1/18	28,875
115,000	Del Monte Corp., 7.625%, 2/15/19	114,425
30,000	Ingles Markets, Inc., 8.875%, 5/15/17	32,475
86,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	83,205
20,000	JBS USA LLC / JBS USA Finance, Inc., 144a, 8.250%, 2/1/20	20,550
290,000	Kraft Foods, Inc., 4.125%, 2/9/16	315,151
72,000	Post Holdings, Inc., 144a, 7.375%, 2/15/22	75,420
30,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 144a, 8.250%, 2/15/21	28,200
15,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU, 144a, 8.750%, 10/15/16	15,862
		1,035,238

	Information Technology — 1.7%
50,000	Equinix, Inc., 8.125%, 3/1/18	55,000
25,000	Fidelity National Information Services, Inc., 144a, 5.000%, 3/15/22	24,625
19,000	First Data Corp., 144a, 8.875%, 8/15/20	20,591
5,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	5,225
1,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21	1,072
470,000	IBM Corp., 1.250%, 2/6/17	466,231
100,000	Intel Corp., 3.300%, 10/1/21	103,315
79,000	Kemet Corp., 10.500%, 5/1/18	85,320
39,000	Viasat, Inc., 8.875%, 9/15/16	42,315
80,000	Viasat, Inc., 144a, 6.875%, 6/15/20	82,000
		885,694

	Health Care — 1.1%
22,000	Accellent, Inc., 8.375%, 2/1/17	22,110
55,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	57,544
21,000	Aptalis Pharma, Inc., 12.750%, 3/1/16	22,418
57,000	Capella Healthcare, Inc., 9.250%, 7/1/17	58,425
145,000	HCA, Inc., 6.500%, 2/15/20	152,250
58,000	Health Management Associates, Inc., 144a, 7.375%, 1/15/20	59,160
30,000	NBTY, Inc., 9.000%, 10/1/18	33,038
108,000	Omnicare, Inc., 7.750%, 6/1/20	119,880
75,000	Res-Care, Inc., 10.750%, 1/15/19	82,875
		607,700
	Total Corporate Bonds	$19,987,252

	U.S. Treasury Obligations — 20.0%
3,265,000	U.S. Treasury Bond, 3.125%, 11/15/41	3,131,850
4,290,000	U.S. Treasury Note, 0.250%, 11/30/13	4,285,474
1,435,000	U.S. Treasury Note, 0.875%, 11/30/16	1,428,946
1,710,000	U.S. Treasury Note, 2.000%, 11/15/21	1,683,415
	Total U.S. Treasury Obligations	$10,529,685

	U.S. Government Mortgage-Backed Obligations — 16.4%
235,677	FHLMC, Pool #A56988, 5.500%, 2/1/37	256,519
456,332	FHLMC, Pool #A95946, 4.000%, 1/1/41	477,812
380,256	FHLMC, Pool #A96485, 4.500%, 1/1/41	403,436
432,975	FHLMC, Pool #G03217, 5.500%, 9/1/37	471,264
210,644	FHLMC, Pool #G03781, 6.000%, 1/1/38	232,572
457,066	FHLMC, Pool #G06031, 5.500%, 3/1/40	497,486
76,107	FNMA, Pool #254759, 4.500%, 6/1/18	81,837
21,021	FNMA, Pool #535290, 8.000%, 5/1/30	25,411
15,770	FNMA, Pool #561741, 7.500%, 1/1/31	18,872
117,154	FNMA, Pool #889734, 5.500%, 6/1/37	127,940
383,196	FNMA, Pool #899079, 5.000%, 3/1/37	414,244
213,436	FNMA, Pool #933806, 5.000%, 5/1/38	230,729
67,764	FNMA, Pool #974401, 4.500%, 4/1/23	73,375
103,744	FNMA, Pool #974403, 4.500%, 4/1/23	112,969
119,484	FNMA, Pool #984256, 5.000%, 6/1/23	129,731
98,936	FNMA, Pool #995220, 6.000%, 11/1/23	107,266
110,744	FNMA, Pool #995472, 5.000%, 11/1/23	119,792
328,476	FNMA, Pool #AB1149, 5.000%, 6/1/40	354,988
184,913	FNMA, Pool #AB1800, 4.000%, 11/1/40	195,532
455,877	FNMA, Pool #AD3795, 4.500%, 4/1/40	485,590
689,058	FNMA, Pool #AD9150, 5.000%, 8/1/40	751,636
1,083,129	FNMA, Pool #AE0548, 4.500%, 11/1/40	1,153,723
293,156	FNMA, Pool #AE0831, 6.000%, 9/1/39	323,289
511,860	FNMA, Pool #AE4429, 4.000%, 10/1/40	537,017
328,251	FNMA, Pool #AI0805, 4.500%, 7/1/41	350,261
595,000	FNMA, TBA	624,006
4,068	GNMA, Pool #434792, 8.000%, 7/15/30	4,610
20,565	GNMA, Pool #8503, 1.625%, 9/20/24(A)	21,256
50,000	GNMA, TBA	53,656
	Total U.S. Government Mortgage-Backed Obligations	$8,636,819

	Commercial Mortgage-Backed Securities — 16.5%
230,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45	233,315
280,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.704%, 5/10/45(A)	290,439
365,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	390,159
300,887	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49	322,465
450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.613%, 4/10/49(A)	481,965

6

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 16.5% (Continued)
$150,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2008-1, Class A3, 6.163%, 2/10/51(A)	$159,302
575,000	Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42††	631,516
296,171	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW12, Class AAB, 5.694%, 9/11/38(A)††	314,604
230,000	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41††	239,466
550,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.718%, 6/11/40(A)††	626,586
135,000	Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(A)	148,769
245,000	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	245,208
269,911	GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.274%, 11/10/45(A)	290,573
470,000	Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42	482,994
321,556	GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39	340,387
404,866	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB14, Class A3B, 5.493%, 12/12/44(A)	417,881
390,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32(A)††	398,288
699,998	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser 2007-5, Class ASB, 5.362%, 8/12/48	746,540
465,000	Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44	472,256
559,991	Morgan Stanley Capital I, Ser 2007-T25, Class AAB, 5.508%, 11/12/49	593,468
505,000	Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48††	531,206
330,000	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46††	351,912
	Total Commercial Mortgage-Backed Securities	$8,709,299

	Non-Agency Collateralized Mortgage Obligations — 3.0%
404,417	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35	360,755
161,662	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2003-2XS, Class A6, 4.970%, 9/25/33	160,699
544,419	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	529,481
235,539	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	164,593
52,538	Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36	4,755
267,983	Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	226,068
176,569	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35††	137,643
	Total Non-Agency Collateralized Mortgage Obligations	$1,583,994

	Asset-Backed Securities — 1.1%
386,355	Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)	218,097
647,797	Morgan Stanley Mortgage Loan Trust, Ser 2007-3XS, Class 2A4S, 5.963%, 1/25/47	359,082
	Total Asset-Backed Securities	$577,179

	Sovereign Bond — 0.9%
500,000	Province of Quebec Canada, 2.750%, 8/25/21	$501,930

	Agency Collateralized Mortgage Obligations — 0.9%
450,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K501 Class A2, 1.655%, 11/25/16	452,248
27,639	GNMA, Ser 2003-11, Class GJ, 4.000%, 10/17/29	29,589
	Total Agency Collateralized Mortgage Obligations	$481,837

	Municipal Bonds — 0.8%

	California — 0.4%
180,000	California St, UTGO, Ser 2009, 5.950%, 4/1/16	206,253

	Georgia — 0.4%
190,000	Municipal Electric Auth. of Georgia Rev, Ser 2010, 6.655%, 4/1/57	210,273

7

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 0.8% (Continued)

	Georgia — 0.4% (Continued)
	Total Municipal Bonds	$416,526

Shares

	Preferred Stocks — 0.4%

	Financials — 0.4%
1,363	Ally Financial, Inc., 0.05%	$30,804
7,900	Citigroup Capital VIII, 0.04%	197,500
	Total Preferred Stocks	$228,304

	Investment Funds — 3.4%
15,311	Invesco Liquid Assets Portfolio**	15,311
1,767,985	Touchstone Institutional Money Market Fund^	1,767,985
	Total Investment Funds	$1,783,296

	Total Investment Securities —101.3%
	(Cost $52,802,558)	$53,436,121

	Liabilities in Excess of Other Assets — (1.3%)	(686,218)

	Net Assets — 100.0%	$52,749,903

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

†	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $14,781.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

††	The issuers and/or sponsors of certain asset-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

UTGO - Unlimited Tax General Obligation

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $4,764,247 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

8

Touchstone Core Bond Fund (Continued)

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$19,987,252	$—	$19,987,252
U.S. Treasury Obligations	—	10,529,685	—	10,529,685
U.S. Government Mortgage-Backed Obligations	—	8,636,819	—	8,636,819
Commercial Mortgage-Backed Securities	—	8,709,299	—	8,709,299
Non-Agency Collateralized Mortgage Obligations	—	1,583,994	—	1,583,994
Asset-Backed Securities	—	577,179	—	577,179
Sovereign Bond	—	501,930	—	501,930
Agency Collateralized Mortgage Obligations	—	481,837	—	481,837
Municipal Bonds	—	416,526	—	416,526
Preferred Stocks	228,304	—	—	228,304
Investment Funds	1,783,296	—	—	1,783,296
				$53,436,121

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments
Touchstone High Yield Fund – March 31, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5%

	Energy — 18.4%
$364,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	$387,660
189,000	Basic Energy Services, Inc., 7.125%, 4/15/16	191,835
70,000	Basic Energy Services, Inc., 7.750%, 2/15/19	71,750
88,000	Bill Barrett Corp., 7.000%, 10/15/22	84,920
87,000	Chesapeake Energy Corp., 6.625%, 8/15/20	88,522
202,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	210,585
349,000	Coffeyville Resources LLC / Coffeyville Finance, Inc., 144a, 10.875%, 4/1/17	392,625
66,000	Consol Energy, Inc., 8.000%, 4/1/17	68,805
66,000	Consol Energy, Inc., 8.250%, 4/1/20	68,970
94,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 144a, 7.750%, 4/1/19	96,232
367,000	Enterprise Products Operating LLC, 7.000%, 6/1/67(A)	367,000
200,000	Enterprise Products Operating LLC, 8.375%, 8/1/66(A)	218,000
323,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	310,888
300,000	Exterran Holdings, Inc., 7.250%, 12/1/18	288,000
315,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	321,300
141,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	147,698
88,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 7.625%, 4/15/21	95,040
50,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 8.000%, 2/15/20	54,000
95,000	Holly Energy Partners LP/Holly Energy Finance Corp., 8.250%, 3/15/18	100,700
132,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/1/18	128,700
187,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	201,492
91,000	MEG Energy Corp., 144a, 6.500%, 3/15/21	95,322
300,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	303,166
219,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	227,541
300,000	Peabody Energy Corp., 144a, 6.000%, 11/15/18	294,000
145,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	148,625
284,000	Pioneer Drilling Co., 9.875%, 3/15/18	301,040
330,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.500%, 7/15/21	349,800
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	267,500
8,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 8.250%, 7/1/16	8,420
		5,890,136

	Industrials — 16.8%
88,020	American Airlines Pass Through Trust 2009-1A, 10.375%, 7/2/19	95,723
264,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	282,480
100,000	BE Aerospace, Inc., 8.500%, 7/1/18	110,500
150,000	Belden, Inc., 7.000%, 3/15/17	154,688
61,000	BWAY Holding Co, 10.000%, 6/15/18	66,948
425,000	Case New Holland, Inc., 7.875%, 12/1/17	494,062
400,000	Cenveo Corp., 8.875%, 2/1/18	380,000
216,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.250%, 6/15/21	218,160
130,069	Continental Airlines 2003-ERJ1 Pass Through Trust, Ser RJO3, 7.875%, 7/2/18	130,394
222,000	Dynacast International LLC / Dynacast Finance, Inc., 144a, 9.250%, 7/15/19	231,990
110,000	Griffon Corp., 7.125%, 4/1/18	113,712
95,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	97,731
173,000	JM Huber Corp., 144a, 9.875%, 11/1/19	179,920
231,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	217,140
318,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	327,540
120,000	Moog, Inc., 7.250%, 6/15/18	128,700
492,000	Mueller Water Products, Inc., 7.375%, 6/1/17	484,620
197,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	168,928
134,000	Navios South American Logistics, Inc. / Navios Logistics Finance US Inc., 9.250%, 4/15/19	117,250
29,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	28,130
76,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	73,530
75,000	Stena AB, 7.000%, 12/1/16	71,625
350,000	TransDigm, Inc., 7.750%, 12/15/18	378,875
283,000	Tutor Perini Corp., 7.625%, 11/1/18	285,830
113,000	United Rentals North America, Inc., 9.250%, 12/15/19	124,582

10

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Industrials — (Continued)
$33,000	UR Financing Escrow Corp., 144a, 5.750%, 7/15/18	$33,785
157,000	UR Financing Escrow Corp., 144a, 7.375%, 5/15/20	160,532
227,000	UR Financing Escrow Corp., 144a, 7.625%, 4/15/22	233,242
		5,390,617

	Consumer Discretionary — 16.7%
189,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	210,735
12,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17	12,435
65,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21	67,275
155,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	164,300
163,000	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	180,930
340,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	365,075
27,000	Clear Channel Worldwide Holdings, Inc., 144a, 7.625%, 3/15/20	26,055
163,000	Clear Channel Worldwide Holdings, Inc., 144a, 7.625%, 3/15/20	159,740
155,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	166,625
65,000	CSC Holdings LLC, 8.625%, 2/15/19	74,750
140,000	DISH DBS Corp., 7.875%, 9/1/19	161,000
250,000	Entravision Communications Corp., 8.750%, 8/1/17	264,688
196,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	209,598
147,000	Exide Technologies, 8.625%, 2/1/18†	123,112
326,000	Goodyear Tire & Rubber Co. (The), 8.750%, 8/15/20	353,710
127,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	110,490
50,000	Jarden Corp., 8.000%, 5/1/16	54,062
251,000	Libbey Glass, Inc., 10.000%, 2/15/15	268,256
112,000	Ltd. Brands, Inc., 5.625%, 2/15/22	112,980
250,000	Meritage Homes Corp., 6.250%, 3/15/15	253,000
105,000	Meritage Homes Corp., 7.150%, 4/15/20	108,150
335,000	Penske Automotive Group, Inc., 7.750%, 12/15/16	348,822
108,000	Pulte Group, Inc., 6.375%, 5/15/33	86,940
28,000	Pulte Group, Inc., 7.875%, 6/15/32	25,970
152,000	Quebecor Media, Inc., 7.750%, 3/15/16	155,990
60,000	Quebecor Media, Inc., 7.750%, 3/15/16	61,575
129,000	Sealy Mattress Co., 8.250%, 6/15/14	126,420
93,000	ServiceMaster Co./TN, 144a, 8.000%, 2/15/20	99,045
290,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	279,850
71,000	Tenneco, Inc., 6.875%, 12/15/20	76,325
101,000	Tenneco, Inc., 7.750%, 8/15/18	109,080
125,000	Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/18	138,438
148,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	160,580
250,000	Visteon Corp., 6.750%, 4/15/19	253,750
		5,369,751

	Telecommunication Services — 13.1%
40,000	CenturyLink, Inc., 6.450%, 6/15/21	41,060
72,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	73,530
248,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	249,240
124,000	CommScope, Inc., 144a, 8.250%, 1/15/19	132,060
364,000	Frontier Communications Corp., 8.500%, 4/15/20	383,110
500,000	GCI, Inc., 8.625%, 11/15/19	544,375
169,000	Intelsat Jackson Holdings SA, 7.250%, 4/1/19	177,661
114,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	119,985
260,000	NII Capital Corp., 7.625%, 4/1/21	254,150
145,000	NII Capital Corp., 8.875%, 12/15/19	151,888
384,000	Sprint Capital Corp., 6.875%, 11/15/28	293,760
267,000	Sprint Nextel Corp., 144a, 9.000%, 11/15/18	293,032
41,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	44,792
300,000	Videotron Ltee, 144a, 5.000%, 7/15/22	297,000
279,000	West Corp., 8.625%, 10/1/18	306,202
154,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	151,690
114,000	Windstream Corp., 7.500%, 4/1/23	117,420
500,000	Windstream Corp., 7.750%, 10/15/20	535,000
29,000	Windstream Corp., 7.875%, 11/1/17	31,972
		4,197,927

	Materials — 10.1%
91,000	AK Steel Corp., 7.625%, 5/15/20†	87,815
312,000	Aleris International, Inc., 7.625%, 2/15/18	326,430
228,000	Cascades, Inc., 7.750%, 12/15/17	228,000
268,000	Cascades, Inc., 7.875%, 1/15/20	264,650
323,000	FMG Resources August 2006 Pty Ltd., 144a, 6.875%, 4/1/22	314,925
300,000	JMC Steel Group, 144a, 8.250%, 3/15/18	312,000
184,000	Koppers, Inc., 7.875%, 12/1/19	196,420

11

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.5% (Continued)

	Materials — (Continued)
$424,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	$431,950
136,000	Lyondell Chemical Co., 8.000%, 11/1/17	152,660
267,000	LyondellBasell Industries N.V., 144a, 6.000%, 11/15/21	280,350
75,000	Novelis, Inc./GA, 8.375%, 12/15/17	81,375
53,000	PolyOne Corp., 7.375%, 9/15/20	56,180
208,000	Tembec Industries, Inc., 11.250%, 12/15/18	220,480
41,000	Tembec Industries, Inc., 144a, 11.250%, 12/15/18	43,460
81,000	US Concrete, Inc., 144a, 9.500%, 8/31/15	82,418
135,000	Vulcan Materials Co., 7.500%, 6/15/21	149,512
		3,228,625

	Health Care — 6.1%
352,000	Accellent, Inc., 8.375%, 2/1/17	353,760
200,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	209,250
500,000	HCA Holdings, Inc., 7.750%, 5/15/21	516,875
232,000	Health Management Associates, Inc., 144a, 7.375%, 1/15/20	236,640
282,000	Omnicare, Inc., 7.750%, 6/1/20	313,020
300,000	Res-Care, Inc., 10.750%, 1/15/19	331,500
7,000	Universal Hospital Services, Inc., 4.121%, 6/1/15(A)	6,615
		1,967,660

	Information Technology — 4.8%
238,000	Equinix, Inc., 8.125%, 3/1/18	261,800
89,000	Fidelity National Information Services, Inc., 144a, 5.000%, 3/15/22	87,665
153,000	First Data Corp., 144a, 8.875%, 8/15/20	165,815
31,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	32,395
8,000	Hughes Satellite Systems Corp., 7.625%, 6/15/21	8,580
484,000	Kemet Corp., 10.500%, 5/1/18	522,720
427,000	Viasat, Inc., 8.875%, 9/15/16	463,295
		1,542,270

	Financials — 4.6%
380,000	Ally Financial, Inc., 5.500%, 2/15/17	380,453
148,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	148,370
74,000	CIT Group, Inc., 144a, 7.000%, 5/2/17	74,185
107,000	Credit Acceptance Corp., 9.125%, 2/1/17	115,560
72,000	EDP Finance BV, 144a, 6.000%, 2/2/18	63,633
113,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(A)	151,138
256,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	267,520
147,000	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	155,820
104,000	PHH Corp., 9.250%, 3/1/16	105,690
		1,462,369

	Consumer Staples — 4.5%
287,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	304,220
169,000	Central Garden and Pet Co., 8.250%, 3/1/18	174,281
160,000	Ingles Markets, Inc., 8.875%, 5/15/17	173,200
422,000	JBS USA LLC/JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	408,285
58,000	Post Holdings, Inc., 144a, 7.375%, 2/15/22	60,755
310,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 8.750%, 10/15/16	327,825
		1,448,566

	Utilities — 2.4%
150,000	Calpine Corp., 144a, 7.875%, 1/15/23	162,000
51,000	GenOn Energy, Inc., 7.625%, 6/15/14	51,382
350,000	Intergen N.V., 144a, 9.000%, 6/30/17	368,375
85,000	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.875%, 6/1/16	93,712
85,000	NRG Energy, Inc., 7.875%, 5/15/21	81,600
		757,069
	Total Corporate Bonds	$31,254,990

Shares

	Preferred Stock — 0.3%

	Financials — 0.3%
4685	Ally Financial, Inc., 0.05%	105,881

	Investment Funds — 1.3%
217,463	Invesco Liquid Assets Portfolio**	217,463
193,519	Touchstone Institutional Money Market Fund^	193,519
	Total Investment Funds	$410,982

	Total Investment Securities —99.1%
	(Cost $31,112,795)	$31,771,853

	Other Assets in Excess of Liabilities — 0.9%	289,973

	Net Assets — 100.0%	$32,061,826

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

12

Touchstone High Yield Fund (Continued)

†	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $208,818.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2012, these securities were valued at $9,481,706 or 29.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$31,254,990	$—	$31,254,990
Preferred Stock	105,881	—	—	105,881
Investment Funds	410,982	—	—	410,982
				$31,771,853

See accompanying Notes to Portfolio of Investments.

13

Portfolio of Investments
Touchstone Large Cap Core Equity Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.1%

Information Technology — 19.6%
Broadcom Corp. - Class A*	18,494	$726,814
Google, Inc. - Class A*	1,424	913,126
Intel Corp.	23,666	665,251
International Business Machines Corp.	4,675	975,439
Microsoft Corp.	19,955	643,549
Oracle Corp.	29,961	873,663
Qualcomm, Inc.	15,696	1,067,642
TE Connectivity Ltd. (Switzerland)	22,567	829,337
Xilinx, Inc.	21,231	773,445
		7,468,266

Financials — 14.4%
Aflac, Inc.	20,137	926,101
American Express Co.	14,604	844,987
BlackRock, Inc.	4,730	969,177
Capital One Financial Corp.	6,720	374,573
JPMorgan Chase & Co.	14,880	684,182
MetLife, Inc.	13,292	496,456
NYSE Euronext	12,380	371,524
State Street Corp.	18,046	821,093
		5,488,093

Industrials — 14.3%
Caterpillar, Inc.	2,800	298,256
Cummins, Inc.	4,240	508,970
Danaher Corp.	11,608	650,048
Eaton Corp.	11,036	549,924
General Electric Co.	18,750	376,312
Illinois Tool Works, Inc.	12,456	711,487
Norfolk Southern Corp.	4,950	325,858
Union Pacific Corp.	8,997	966,998
United Technologies Corp.	12,625	1,047,118
		5,434,971

Consumer Discretionary — 11.6%
Coach, Inc.	8,120	627,514
GameStop Corp. - Class A†	13,022	284,400
Genuine Parts Co.	7,222	453,180
Home Depot, Inc.	9,458	475,833
McDonald's Corp.	9,091	891,827
Ross Stores, Inc.	13,118	762,156
Yum! Brands, Inc.	13,079	930,963
		4,425,873

Health Care — 11.6%
Abbott Laboratories	3,140	192,451
Bristol-Myers Squibb Co.	15,711	530,246
Covidien PLC (Ireland)	3,510	191,927
Express Scripts, Inc.*	10,402	563,580
Laboratory Corp. of America Holdings*	3,880	355,175
McKesson Corp.	9,807	860,760
Novartis AG ADR	10,230	566,844
Teva Pharmaceutical Industries Ltd. ADR	7,801	351,513
UnitedHealth Group, Inc.	13,252	781,073
		4,393,569

Energy — 11.2%
Chevron Corp.	9,118	$977,814
ConocoPhillips	11,095	843,331
Ensco PLC ADR	20,967	1,109,783
Marathon Oil Corp.	24,103	764,065
Marathon Petroleum Corp.	12,751	552,883
		4,247,876

Consumer Staples — 6.5%
Altria Group, Inc.	19,740	609,374
PepsiCo, Inc.	8,657	574,393
Philip Morris International, Inc.	14,332	1,269,959
		2,453,726

Materials — 4.3%
BHP Billiton Ltd. ADR	4,145	300,098
Freeport-McMoRan Copper & Gold, Inc.	10,845	412,544
Praxair, Inc.	8,102	928,813
		1,641,455

Telecommunication Services — 2.3%
AT&T, Inc.	12,375	386,471
Vodafone Group PLC ADR	17,996	497,949
		884,420

Utilities — 2.3%
Dominion Resources, Inc.	17,134	877,432
Total Common Stocks		$37,315,681

Investment Funds — 1.4%
Invesco Liquid Assets Portfolio**	297,124	297,124
Touchstone Institutional Money Market Fund^	231,630	231,630
Total Investment Funds		$528,754

Total Investment Securities —99.5%
(Cost $29,832,797)		$37,844,435

Other Assets in Excess of Liabilities — 0.5%		176,530

Net Assets — 100.0%		$38,020,965

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $281,255.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

14

Touchstone Large Cap Core Equity Fund (Continued)

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to Portfolio of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$37,315,681	$—	$—	$37,315,681
Investment Funds	528,754	—	—	528,754
				$37,844,435

See accompanying Notes to Portfolio of Investments.

15

Portfolio of Investments
Touchstone Mid Cap Growth Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Information Technology — 25.9%
Alliance Data Systems Corp.*	5,050	$636,098
Analog Devices, Inc.	5,520	223,008
Autodesk, Inc.*	14,310	605,599
Avago Technologies Ltd. (Singapore)	6,640	258,761
Check Point Software Technologies Ltd. (Israel)*	8,940	570,730
Gartner, Inc.*	8,790	374,806
JDS Uniphase Corp.*	8,180	118,528
Lam Research Corp.†*	5,170	230,685
NetApp, Inc.*	5,390	241,310
NICE Systems Ltd. ADR*	13,460	528,978
NXP Semiconductor NV*	11,900	316,659
ON Semiconductor Corp.*	17,650	159,026
Red Hat, Inc.*	9,090	544,400
Salesforce.com, Inc.*	4,040	624,220
Teradata Corp.*	7,810	532,252
		5,965,060

Consumer Discretionary — 17.3%
Bed Bath & Beyond, Inc.*	4,600	302,542
Coach, Inc.	7,220	557,962
Discovery Communications, Inc. - Class A*	11,550	584,430
Dollar General Corp.*	7,350	339,570
Lear Corp.	7,400	344,026
Mattel, Inc.	10,370	349,054
Nordstrom, Inc.	7,630	425,144
NVR, Inc.*	632	459,041
Penn National Gaming, Inc.*	9,060	389,399
Wynn Resorts Ltd.	1,830	228,530
		3,979,698

Industrials — 15.2%
Cooper Industries PLC	8,380	535,901
Dover Corp.	5,440	342,394
Embraer SA ADR	11,050	353,379
IDEX Corp.	10,990	463,009
IHS, Inc. - Class A*	2,460	230,379
JB Hunt Transport Services, Inc.	7,250	394,182
Precision Castparts Corp.	2,940	508,326
Stanley Black & Decker, Inc.	5,770	444,059
Triumph Group, Inc.	3,800	238,108
		3,509,737

Energy — 10.9%
CONSOL Energy, Inc.	8,580	292,578
Denbury Resources, Inc.*	22,995	419,199
Ensco PLC ADR	6,920	366,276
Tesoro Corp.*	15,530	416,825
Valero Energy Corp.	23,220	598,379
Weatherford International Ltd. (Switzerland)*	27,410	413,617
		2,506,874

Health Care — 9.5%
DENTSPLY International, Inc.	14,330	575,063
Mettler-Toledo International, Inc.*	3,150	581,962
United Therapeutics Corp.*	10,010	471,771
Vertex Pharmaceuticals, Inc.*	8,330	341,613
Warner Chilcott PLC - Class A (Ireland)*	13,640	229,288
		2,199,697

Materials — 9.0%
Albemarle Corp.	7,030	449,358
Crown Holdings, Inc.*	10,500	386,715
Ecolab, Inc.	9,320	575,230
Solutia, Inc.	24,090	673,075
		2,084,378

Financials — 6.9%
Ameriprise Financial, Inc.	9,630	550,162
CBRE Group, Inc.- Class A*	17,730	353,891
Discover Financial Services	11,570	385,744
Willis Group Holdings PLC	8,810	308,174
		1,597,971

Consumer Staples — 2.1%
Ralcorp Holdings, Inc.*	6,560	486,030

Telecommunication Services — 1.0%
NII Holdings, Inc.*	12,770	233,819
Total Common Stocks		$22,563,264

Investment Funds — 1.9%
Invesco Liquid Assets Portfolio**	233,290	233,290
Touchstone Institutional Money Market Fund^	208,488	208,488
Total Investment Funds		$441,778

Total Investment Securities —99.7%
(Cost $19,893,280)		$23,005,042

Other Assets in Excess of Liabilities — 0.3%		79,705

Net Assets — 100.0%		$23,084,747

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $230,551.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

16

Touchstone Mid Cap Growth Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$22,563,264	$—	$—	$22,563,264
Investment Funds	441,778	—	—	441,778
				$23,005,042

See accompanying Notes to Portfolio of Investments.

17

Portfolio of Investments
Touchstone Money Market Fund – March 31, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 7.5%
$750,000	Toyota Motor Credit Corp. MTN(A)	0.760	04/24/12	$750,000
500,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	510,897
200,000	General Electric Capital Corp. MTN	5.250	10/19/12	204,830
530,000	Wells Fargo & Co.	5.250	10/23/12	543,383
200,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	204,974
700,000	Bank of Nova Scotia	2.250	01/22/13	707,606
	Total Corporate Bonds			$2,921,690

	Municipal Bonds — 14.6%
100,000	Chelmsford MA LTGO Ser 2002 Pre-refunded @ $101	5.250	04/01/12	100,999
100,000	Jackson Twp NJ SD UTGO Ser 2002 Pre-refunded @ $100	5.000	04/15/12	100,160
1,000,000	Chatom AL IDB Powersouth Energy Coop Ser 2008-A (SPA: National Rural Utilities Finance)	0.950	05/15/12	1,000,000
600,000	Northmont OH CSD BANS (Sch Impt) UTGO Ser 2011	1.625	06/05/12	600,913
500,000	New Bedford MA Txbl Ser A BANS LTGO Ser 2012	1.000	06/15/12	500,320
610,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	610,540
200,000	Butler Co OH BANS (Fiber Optic Impt) LTGO Ser 2011	0.900	08/02/12	200,000
500,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	500,487
500,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	501,049
115,000	Harris Co TX Prerefunded (Perm Impt) LTGO Ser 2002	5.000	10/01/12	117,511
600,000	Amp Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	600,849
200,000	Warrensville Heights OH BANS LTGO Ser 2012	1.500	01/30/13	200,987
300,000	Mason OH EDR Al Neyer Inc Revenue Notes Ser 1992	1.750	01/31/13	301,482
400,000	Miami Twp OH Montgomery Co Park Acq & Impt Nts LTGO Ser 2012	1.375	03/28/13	401,662
	Total Municipal Bonds			$5,736,959

	U.S. Government Agency Obligations — 11.9%
913,093	Overseas Private Investment Corp.(A)	0.120	04/09/12	913,093
1,684,211	Overseas Private Investment Corp.(A)	0.120	04/09/12	1,684,211
1,076,692	Overseas Private Investment Corp.(A)	0.120	04/09/12	1,076,692
500,000	Overseas Private Investment Corp.(A)	0.130	04/09/12	500,000
500,000	Overseas Private Investment Corp.	0.000	07/31/12	501,584
	Total U.S. Government Agency Obligations			$4,675,580

	Time Deposit — 2.0%
800,000	Royal Bank of Canada/NY	0.640	04/02/12	800,000

	Variable Rate Demand Notes — 63.9%
1,000,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.180	04/02/12	1,000,000
965,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2004 B3 (SPA: US Bank NA)	0.200	04/02/12	965,000
500,000	E Baton Rouge Parish LA IDR (Exxonmobil Proj) Ser 1993	0.150	04/02/12	500,000
1,200,000	MS St Business Fin Co (Chevron Corp Proj) Ser 2007 A	0.170	04/02/12	1,200,000
900,000	Sarasota Co FL (Sarasota Mem Hospital) Ser 2008 A (LOC: Northern Trust Company)	0.170	04/02/12	900,000
1,000,000	VT St Edl & Hlth Bldgs (North Country Hosp) Ser 2007 A (LOC: TD Banknorth NA)	0.200	04/02/12	1,000,000
1,300,000	WI St Hlth & Edl Facs (Bay Area Med Ctr Inc) Ser 2008 (LOC: BMO Harris Bank NA)	0.210	04/02/12	1,300,000
925,000	486 Lesser Street LLC	0.310	04/09/12	925,000
200,000	Alameda Co CA IDA Rev (Ettore Prods Co) Ser 2005 B (LOC: Comerica Bank)	0.310	04/09/12	200,000
520,000	Butler Co OH Capital Funding Rev (CCAO Low Cost) Ser 2005 B (LOC: US Bank NA)	0.240	04/09/12	520,000
940,000	CA St Enterprise Dev Auth IDR (Tri Tool Inc) Ser 2007 B (LOC: Comerica Bank)	0.440	04/09/12	940,000
375,000	CA St Infra & Econ Dev BK Rev (Hillview Mental) Ser 2008 B (LOC: Comerica Bank)	0.440	04/09/12	375,000
490,000	CA St Statewide CDA MFH (Hsg Sunrise) Ser 2000 B-T (LIQ: FNMA)	0.220	04/09/12	490,000

18

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 63.9% (Continued)
$250,000	Chattanooga TN Hlth Edl & HSG Fac Bd MFH (Ref Windridge) Ser 2003 B (LIQ: FNMA)	0.400	04/09/12	$250,000
405,000	Diaz-Upton LLC US Domestic Ser 2004	0.240	04/09/12	405,000
940,000	FBC Chemical Corp.	0.270	04/09/12	940,000
281,000	Fitch Denny Funeral Home, Inc. Priv Placement Ser 2004	0.360	04/09/12	281,000
171,000	Hopewell Development Co.	0.270	04/09/12	171,000
800,000	IL St Dev Fin Auth IDR (Toyal America Inc) Ser 1997 (LOC: BK Tokyo-Mitsubishi UFJ)	0.240	04/09/12	800,000
420,000	IL St Fin Auth Rev (Cmnty Action) Ser 2008 B (LOC: Harris N.A.)	0.470	04/09/12	420,000
235,000	JL Capital One LLC US Domestic Ser 2002	0.240	04/09/12	235,000
460,000	Labcon North America US Domestic Ser 2010	0.640	04/09/12	460,000
946,000	M&P Richfield LLC Ser 2001	0.220	04/09/12	946,000
240,000	Maricopa Co AZ IDA (San Angelin Apts) Ser 2004 A (LIQ: FNMA)	0.280	04/09/12	240,000
1,135,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.290	04/09/12	1,135,000
965,000	Miarko, Inc. US Domestic Ser 2007	0.220	04/09/12	965,000
941,000	Mill Street Village LLC Priv Placement Ser 2006	0.360	04/09/12	941,000
1,075,000	NJ St Econ Dev Auth Rev (Cascade Corp.) Ser 2008 C (LOC: Bank of America NA)	1.150	04/09/12	1,075,000
700,000	NY St HFA (Twr 31 B) Ser 2006 (LIQ: FHLMC)	0.170	04/09/12	700,000
1,515,000	Phoenix Realty IL Spl Account Rev (Hsg Brightons Mark) Ser 1999 (LOC: Northern Trust Company)	0.320	04/09/12	1,515,000
345,000	Sacramento Co CA Hsg Auth MFH Rev (Deer Park Apts) Ser 2002A-T (LIQ: FNMA)	0.170	04/09/12	345,000
550,000	Springfield MO IDA (DMP Pptys LLC) Ser 2010 (LOC: Guaranty Bank/FHLB)	0.360	04/09/12	550,000
315,000	WA St HFC (Vintage Burien) Ser 2004 B (LIQ: FNMA)	0.290	04/09/12	315,000
1,088,000	WAI Enterprises LLC US Domestic Ser 2004	0.450	04/09/12	1,088,000
940,000	Westar Medical Office Building LP Ser 2001	0.220	04/09/12	940,000
	Total Variable Rate Demand Notes			$25,032,000

	Total Investment Securities —99.9%
	(Cost $39,166,229)			$39,166,229

	Other Assets in Excess of Liabilities — 0.1%			38,342

	Net Assets — 100.0%			$39,204,571

(A)	Variable rate security - the rate reflected is the rate in effect as of March 31, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CCAO - County Commissioner's Association of Ohio

CDA - Communities Development Authority

CSD - City School District

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

HFA - Housing Finance Authority/Agency

HFC - Housing Finance Commission

IDA - Industrial Development Authority/Agency

IDB- Industrial Development Board

IDR - Industrial Development Revenue

LLC - Limited Liability Company

LOC - Letter of Credit

LP - Limited Partnership

LIQ - Liquidity Agreement

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

MTN -Medium Term Note

SD - School District

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

19

Touchstone Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$2,921,690	$—	$2,921,690
Municipal Bonds	—	5,736,959	—	5,736,959
U.S. Government Agency Obligations	—	4,675,580	—	4,675,580
Time Deposit	—	800,000	—	800,000
Variable Rate Demand Notes	—	25,032,000	—	25,032,000
				$39,166,229

See accompanying Notes to Portfolio of Investments.

20

Portfolio of Investments Touchstone Third Avenue Value Fund – March 31, 2012 (Unaudited)

		Market
	Shares	Value
Common Stocks — 92.8%
Financials — 42.9%
Atrium European Real Estate Ltd.	78,924	$387,678
Bank of New York Mellon Corp.	81,758	1,972,821
Brookfield Asset Management, Inc.
(Canada) - Class A	39,237	1,238,712
Capital Southwest Corp.	4,173	394,557
Cheung Kong Holdings Ltd.	150,000	1,937,403
Forest City Enterprises, Inc. - Class A*	60,500	947,430
Hang Lung Group Ltd.	147,000	951,220
Henderson Land Development Co. Ltd.	245,720	1,355,873
Investment Technology Group, Inc.*	48,523	580,335
Investor AB - Class A (Sweden)	107,000	2,319,267
KeyCorp	45,000	382,500
Pargesa Holding SA	4,922	353,869
Westwood Holdings Group, Inc.	26,697	1,033,975
Wheelock & Co. Ltd.	374,000	1,126,977
		14,982,617
Materials — 13.7%
Canfor Corp. (Canada)*	58,800	695,614
Lanxess AG	10,700	884,496
P.H. Glatfelter Co.	49,187	776,171
POSCO ADR	20,300	1,699,110
Westlake Chemical Corp.	11,186	724,742
		4,780,133
Energy — 13.6%
Bristow Group, Inc.	28,155	1,343,838
Cenovus Energy, Inc. (Canada)†	19,200	690,048
Encana Corp. (Canada)†	49,400	970,710
Pioneer Drilling Co.*	113,359	997,559
Tidewater, Inc.	14,000	756,280
		4,758,435
Consumer Discretionary — 10.6%
American Eagle Outfitters, Inc.	15,170	260,772
Madison Square Garden, Inc. - Class A*	22,500	769,500
MDC Holdings, Inc.	12,210	314,896
Superior Industries International, Inc.	33,733	659,143
Toyota Industries Corp.	55,900	1,685,712
		3,690,023
Information Technology — 10.5%
AVX Corp.	74,000	981,240
Broadridge Financial Solutions, Inc.	24,000	573,840
Electronics for Imaging, Inc.*	14,100	234,342
Lexmark International, Inc. - Class A	18,600	618,264
Sycamore Networks, Inc.*	26,176	464,362
Tellabs, Inc.	198,450	803,722
		3,675,770
Health Care — 1.5%
Sanofi	6,677	518,548
Total Common Stocks		$32,405,526

Investment Funds — 10.9%
Invesco Liquid Assets Portfolio**	1,688,891	1,688,891
Touchstone Institutional Money Market Fund^	2,117,336	2,117,336
Total Investment Funds		$3,806,227

Total Investment Securities —103.7%
(Cost $27,939,833)		$36,211,753

Liabilities in Excess of Other Assets — (3.7%)		(1,279,745)

Net Assets — 100.0%		$34,932,008

†	All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2012 was $1,644,150.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviation:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,405,526	$—	$—	$32,405,526
Investment Funds	3,806,227	—	—	3,806,227
				$36,211,753

See accompanying Notes to Portfolio of Investments.

21

Portfolio of Investments Touchstone Aggressive ETF Fund – March 31, 2012 (Unaudited)

		Market
Shares		Value
	Exchange Traded Funds — 98.7%
33,220	iShares Barclays Aggregate Bond Fund	$3,649,217
46,690	iShares MSCI EAFE Index Fund	2,563,281
45,710	iShares S&P 500 Growth Index Fund	3,445,163
10,510	iShares S&P 500 Index Fund/US	1,484,117
71,080	iShares S&P 500 Value Index Fund	4,615,224
6,350	iShares S&P MidCap 400 Growth Index Fund†	713,994
8,280	iShares S&P MidCap 400/BARRA Value Index Fund†	707,195
9,400	iShares S&P SmallCap 600 Value Index Fund†	737,900
2,030	iShares S&P SmallCap 600/BARRA Growth Index Fund†	167,780
	Total Exchange Traded Funds	$18,083,871

	Investment Funds — 12.7%
2,016,205	Invesco Liquid Assets Portfolio**	2,016,205
310,987	Touchstone Institutional Money Market Fund^	310,987
	Total Investment Funds	$2,327,192

	Total Investment Securities —111.4%
	(Cost $18,560,598)	$20,411,063

	Liabilities in Excess of Other Assets — (11.4%)	(2,083,682)

	Net Assets — 100.0%	$18,327,381

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $1,971,329.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$18,083,871	—	—	$18,083,871
Investment Funds	2,327,192	—	—	2,327,192
				$20,411,063

See accompanying Notes to Portfolio of Investments.

22

Portfolio of Investments Touchstone Conservative ETF Fund – March 31, 2012 (Unaudited)

		Market
Shares		Value
	Exchange Traded Funds — 98.5%
38,130	iShares Barclays 1-3 Year Treasury Bond Fund†	$3,215,122
103,860	iShares Barclays Aggregate Bond Fund	11,409,021
27,500	iShares MSCI EAFE Index Fund	1,509,750
25,740	iShares S&P 500 Growth Index Fund	1,940,024
8,320	iShares S&P 500 Index Fund/US	1,174,867
41,100	iShares S&P 500 Value Index Fund	2,668,623
3,840	iShares S&P MidCap 400 Growth Index Fund†	431,770
5,030	iShares S&P MidCap 400/BARRA Value Index Fund†	429,612
2,680	iShares S&P SmallCap 600 Value Index Fund†	210,380
2,480	iShares S&P SmallCap 600/BARRA Growth Index Fund†	204,971
	Total Exchange Traded Funds	$23,194,140

	Investment Funds — 20.8%
4,523,661	Invesco Liquid Assets Portfolio**	4,523,661
373,024	Touchstone Institutional Money
	Market Fund^	373,024
	Total Investment Funds	$4,896,685

	Total Investment Securities —119.3%
	(Cost $25,783,798)	$28,090,825

	Liabilities in Excess of Other Assets — (19.3%)	(4,551,431)

	Net Assets — 100.0%	$23,539,394

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $4,429,305.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$23,194,140	$—	$—	$23,194,140
Investment Funds	4,896,685	—	—	4,896,685
				$28,090,825

See accompanying Notes to Portfolio of Investments.

23

Portfolio of Investments Touchstone Enhanced ETF Fund – March 31, 2012 (Unaudited)

		Market
Shares		Value
	Exchange Traded Funds — 98.6%
22,130	iShares Barclays Aggregate Bond Fund	$2,430,980
6,300	iShares MSCI EAFE Index Fund	345,870
37,100	iShares S&P 500 Growth Index Fund	2,796,227
5,750	iShares S&P 500 Value Index Fund	373,348
24,920	iShares S&P MidCap 400 Growth Index Fund†	2,802,005
4,400	iShares S&P MidCap 400/BARRA Value Index Fund†	375,804
4,680	iShares S&P SmallCap 600 Value Index Fund†	367,380
33,010	iShares S&P SmallCap 600/BARRA Growth Index Fund†	2,728,276
	Total Exchange Traded Funds	$12,219,890

	Investment Funds — 30.7%
3,608,370	Invesco Liquid Assets Portfolio**	3,608,370
192,966	Touchstone Institutional Money
	Market Fund^	192,966
	Total Investment Funds	$3,801,336

	Total Investment Securities —129.3%
	(Cost $14,366,174)	$16,021,226

	Liabilities in Excess of Other Assets — (29.3%)	(3,629,849)

	Net Assets — 100.0%	$12,391,377

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $3,533,466.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$12,219,890	$—	$—	$12,219,890
Investment Funds	3,801,336	—	—	3,801,336
				$16,021,226

See accompanying Notes to Portfolio of Investments.

24

Portfolio of Investments Touchstone Moderate ETF Fund – March 31, 2012 (Unaudited)

		Market
Shares		Value
	Exchange Traded Funds — 98.7%
171,660	iShares Barclays Aggregate Bond Fund	$18,856,851
85,340	iShares MSCI EAFE Index Fund	4,685,166
89,490	iShares S&P 500 Growth Index Fund	6,744,861
19,530	iShares S&P 500 Index Fund/US	2,757,831
133,660	iShares S&P 500 Value Index Fund	8,678,544
11,530	iShares S&P MidCap 400 Growth Index Fund†	1,296,433
14,920	iShares S&P MidCap 400/BARRA Value Index Fund†	1,274,317
11,090	iShares S&P SmallCap 600 Value Index Fund†	870,565
4,820	iShares S&P SmallCap 600/BARRA Growth Index Fund†	398,373
	Total Exchange Traded Funds	$45,562,941

	Investment Funds — 9.9%
3,842,060	Invesco Liquid Assets Portfolio**	3,842,060
751,606	Touchstone Institutional Money
	Market Fund^	751,606
	Total Investment Funds	$4,593,666

	Total Investment Securities —108.6%
	(Cost $43,719,924)	$50,156,607

	Liabilities in Excess of Other Assets — (8.6%)	(3,974,923)

	Net Assets — 100.0%	$46,181,684

†	All or a portion of the security is on loan. The total value of the securites on loan as of March 31, 2012 was $3,758,845.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolio of investments.

	Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange Traded Funds	$45,562,941	$—	$—	$45,562,941
Investment Funds	4,593,666	—	—	4,593,666
				$50,156,607

See accompanying Notes to Portfolio of Investments.

25

Notes to Portfolios of Investments March 31, 2012 (Unaudited)

Security valuation and fair value measurements— All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

—	Level 1	–	quoted prices in active markets for identical securities
—	Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
—	Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period.

The aggregate value by input level, as of March 31, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any level 3 categorized securities during the period ended or as of March 31, 2012.

During the period ended March 31, 2012, there were no significant transfers between levels 1, 2 and 3.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

26

Notes to Portfolios of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended March 31, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of March 31, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of March 31, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Baron Small Cap Growth Fund	$2,017,263	$2,036,002
Core Bond Fund	14,781	15,311
High Yield Fund	208,818	217,463
Large Cap Core Equity Fund	281,255	297,124
Mid Cap Growth Fund	230,551	233,290
Third Avenue Value Fund	1,644,150	1,688,891
Aggressive ETF Fund	1,971,329	2,016,205
Conservative ETF Fund	4,429,305	4,523,661
Enhanced ETF Fund	3,533,466	3,608,370
Moderate ETF Fund	3,758,845	3,842,060

27

Notes to Portfolios of Investments (Continued)

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Baron Small Cap Growth Fund	$12,850,534	$9,334,231	$(161,380)	$9,172,851
Core Bond Fund	52,802,558	1,577,917	(944,354)	633,563
High Yield Fund	31,112,795	1,008,251	(349,193)	659,058
Large Cap Core Equity Fund	29,832,797	8,276,316	(264,678)	8,011,638
Mid Cap Growth Fund	19,893,280	3,620,188	(508,426)	3,111,762
Money Market Fund	39,166,229	—	—	—
Third Avenue Value Fund	27,939,833	10,815,823	(2,543,903)	8,271,920
Aggressive ETF Fund	18,560,598	1,850,465	—	1,850,465
Conservative ETF Fund	25,783,798	2,307,027	—	2,307,027
Enhanced ETF Fund	14,366,174	1,671,106	(16,054)	1,655,052
Moderate ETF Fund	43,719,924	6,436,683	—	6,436,683

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Touchstone Variable Series Trust

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  5/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jill T. McGruder

Jill T. McGruder, President

(principal executive officer)

Date  5/29/12

By (Signature and Title)*    /s/ Terrie A. Wiedenheft

Terrie A. Wiedenheft, Controller and Treasurer

(principal financial officer)

Date  5/29/12

* Print the name and title of each signing officer under his or her signature.